SUBSEQUENT EVENT	0 Months Ended
Apr. 10, 2013
Subsequent Event [Abstract]
Subsequent Events [Text Block]

14)       SUBSEQUENT EVENT (UNAUDITED)

On April 10, 2013, MLOA entered into an agreement with Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies, written primarily prior to 2004. Upon the closing of the agreement, MLOA will receive consideration totaling $373 million. The transaction, which is subject to regulatory approvals and the satisfaction of other customary conditions, is expected to close in 2013.